Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

12. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Logistics expenses accruals	402,024	365,686
Advances from customers	65,264	63,677
Outsourced labor cost payable	123,528	107,524
Salary and welfare payable	230,709	128,064
Professional fee accruals	8,460	16,116
Marketing expenses accruals	101,498	94,605
Other tax payable	26,452	25,783
Sales return accrual	4,189	3,973
Consideration payable	—	97,118
Hong Kong public offering issuance cost accruals	11,075	—
Others	17,981	81,973

Accrued expenses and other current liabilities	991,180	984,519